Intangible assets, net (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Trade name, domain name and license CNY	Dec. 31, 2012 Trade name, domain name and license CNY	Dec. 31, 2013 IPR&D CNY	Dec. 31, 2012 IPR&D CNY	Dec. 31, 2013 Copyrights CNY	Dec. 31, 2012 Copyrights CNY	Dec. 31, 2013 Game engine CNY	Dec. 31, 2012 Game engine CNY	Dec. 31, 2013 Non-compete agreements CNY	Dec. 31, 2012 Non-compete agreements CNY	Dec. 31, 2013 Customer relationship CNY	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2013 Completed game CNY	Dec. 31, 2012 Completed game CNY	Dec. 31, 2013 Online game development costs CNY	Dec. 31, 2012 Online game development costs CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
Intangible assets, net
Gross Carrying Amount		568,649,613	397,685,002	123,427,084	58,937,020	2,184,736	48,194,596	125,988,632	89,661,251	36,355,980	36,817,757	29,355,984	27,899,685	25,433,530	7,213,530	148,640,168	79,392,785	76,223,499	47,895,378	1,040,000	1,673,000
Accumulated Amortization		(220,106,867)	(155,819,668)	(15,737,622)	(15,341,378)			(56,056,872)	(41,138,545)	(24,489,448)	(17,854,089)	(27,703,206)	(25,270,010)	(7,719,641)	(7,213,530)	(60,457,472)	(31,166,571)	(26,902,606)	(16,558,170)	(1,040,000)	(1,277,375)
Impairment		(17,824,505)	(12,851,779)	(6,622,649)	(1,649,923)											(2,122,400)	(2,122,400)	(9,079,456)	(9,079,456)
Net Carrying Amount	$ 54,630,762	330,718,241	229,013,555	101,066,813	41,945,719	2,184,736	48,194,596	69,931,760	48,522,706	11,866,532	18,963,668	1,652,778	2,629,675	17,713,889		86,060,296	46,103,814	40,241,437	22,257,752		395,625